Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2013
Regulatory Capital Requirements

Note 32 – Regulatory Capital Requirements

Northern Trust and the Bank are subject to various regulatory capital requirements administered by the federal bank regulatory authorities. Under these requirements, banks must maintain specific ratios of total and tier 1 capital to risk-weighted assets and of tier 1 capital to adjusted average quarterly assets in order to be classified as “well-capitalized.” The regulatory capital requirements impose certain restrictions upon banks that meet minimum capital requirements but are not “well-capitalized” and obligate the federal bank regulatory authorities to take “prompt corrective action” with respect to banks that do not maintain such minimum ratios. Such prompt corrective action could have a direct material effect on a bank’s financial statements.

As of December 31, 2013 and 2012, the Bank had capital ratios above the level required for classification as a “well-capitalized” institution and had not received any regulatory notification of a lower classification. Additionally, Northern Trust’s subsidiary banks located outside the U.S. are subject to regulatory capital requirements in the jurisdictions in which they operate. As of December 31, 2013 and 2012, Northern Trust’s non-U.S. banking subsidiaries had capital ratios above their specified minimum requirements. There were no conditions or events since December 31, 2013 that management believes have adversely affected the capital categorization of any Northern Trust subsidiary bank.

The table below summarizes the risk-based capital amounts and ratios for Northern Trust on a consolidated basis and for the Bank.

	ACTUAL		MINIMUM TO QUALIFY AS WELL CAPITALIZED
($ In Millions)	AMOUNT	RATIO	AMOUNT	RATIO
AS OF DECEMBER 31, 2013
Total Capital to Risk-Weighted Assets
Consolidated	$9,294.9	15.8%	$5,877.4	10.0%
The Northern Trust Company	8,366.2	14.3	5,858.8	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,853.2	13.4	3,526.4	6.0
The Northern Trust Company	6,765.6	11.5	3,515.2	6.0
Tier 1 Capital to Adjusted Average Fourth Quarter Assets
Consolidated	7,853.2	7.9	4,953.7	5.0
The Northern Trust Company	6,765.6	6.8	4,939.9	5.0
AS OF DECEMBER 31, 2012
Total Capital to Risk-Weighted Assets
Consolidated	$8,340.8	14.3%	$5,831.6	10.0%
The Northern Trust Company	7,971.0	13.7	5,803.2	10.0
Tier 1 Capital to Risk-Weighted Assets
Consolidated	7,489.0	12.8	3,499.0	6.0
The Northern Trust Company	6,904.2	11.9	3,481.9	6.0
Tier 1 Capital to Adjusted Average Fourth Quarter Assets
Consolidated	7,489.0	8.2	4,543.7	5.0
The Northern Trust Company	6,904.2	7.6	4,533.9	5.0

The current risk-based capital guidelines that apply to the Corporation and the Bank, commonly referred to as Basel I, are based upon the 1988 capital accord of the International Basel Committee on Banking Supervision (Basel Committee), a committee of central banks and bank supervisors, as implemented by the Federal Reserve Board.

The Corporation is also subject to the Basel II framework for risk-based capital adequacy. The U.S. bank regulatory agencies have issued final rules with respect to implementation of the Basel II framework. Under the final Basel II rules, the Corporation is one of a small number of “core” banking organizations. The rules require core banking organizations to have rigorous processes for assessing overall capital adequacy in relation to their total risk profiles, and to publicly disclose certain information about their risk profiles and capital adequacy.

On September 12, 2010, the Group of Governors and Heads of Supervision, the oversight body of the Basel Committee, announced agreement on the calibration and phase-in arrangements for a strengthened set of capital requirements, known as Basel III. The U.S.’s implementation of Basel III has increased the minimum capital thresholds for banking organizations and tightened the standards for what qualifies as capital. In October 2013, the U.S. banking agencies proposed a rule that would introduce quantitative liquidity requirements in the U.S. for large banking organizations, such as the Corporation and the Bank. The ultimate impact of the U.S. implementation of the new capital and liquidity standards on the Corporation and its bank subsidiaries is currently being reviewed. At this point we cannot determine the ultimate effect these final and proposed regulations would have upon our earnings or financial position. However, we believe our capital strength, balance sheet and business model leave us well positioned for the U.S. implementation of Basel III.

On February 21, 2014, the Corporation was notified by the Federal Reserve Board that both the Corporation and the Bank would be permitted to exit parallel run. Accordingly, the Corporation and the Bank are required to use the advanced approaches methodologies to calculate and publicly disclose their risk-based capital ratios beginning with the second quarter of 2014. Current results from the parallel run of the risk-based capital framework have demonstrated that the use of the advanced approaches methodologies, inclusive of commitments we provided to the Federal Reserve regarding our approach to the calculation of risk-weighted assets, has not resulted in common equity tier 1 capital, tier 1 capital or total risk-based capital ratios falling below the levels required for categorization as “well-capitalized.” These results show that, as of December 31, 2013, the Corporation’s common equity tier 1 capital ratio as calculated under the advanced approaches methodologies would have been 11.6% on a fully phased-in basis, while the Corporation’s common equity tier 1 capital ratio under the standardized approach would have been 11.1% on a fully phased-in basis.